ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of
	December 31,	June 30,
	2024	2025
Payable to franchisees	1,606	1,814
Other payables	1,426	1,625
Accrued rental, utilities and other accrued expenses	275	457
Liabilities related to customer loyalty program	332	351
Value-added tax, other tax and surcharge payables	301	313
Advance from noncontrolling interest holders	66	67
Total	4,006	4,627